Commitments and contingencies - Guarantees (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)
Loss Contingencies [Line Items]
CQ Mingwen (borrower)	$ 1,225,012
Chongqin Penglin Food Co., Ltd
Loss Contingencies [Line Items]
CQ Mingwen (borrower)	1,200,000	¥ 8,000,000	$ 1,273,795	¥ 9,000,000
GA Yongpeng
Loss Contingencies [Line Items]
CQ Mingwen (borrower)	$ 100,000	¥ 809,220	$ 100,000	¥ 809,220
Equity interest	100.00%	100.00%	100.00%	100.00%